Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 862,274	$ 306,904
Franchise tax expenses	41,983
Loss from operations	(904,257)	(306,904)
Other income:
Warrant issuance transaction costs		(889,980)
Interest earned on Trust Account	65,479	82,119
Change in fair value of warrant liabilities	8,973,000	(16,260,669)
Income before provision for income taxes	8,134,222	(17,375,434)
Provision for income taxes
Net income	$ 8,134,222	$ (17,375,434)
Class A Common Stock
Two Class Method:
Weighted average shares outstanding	34,500,000	34,500,000
Net income per common stock, basic and diluted	$ 0.00
Class B Common Stock
Two Class Method:
Weighted average shares outstanding	8,625,000	8,030,048
Net income per common stock, basic and diluted	$ 0.94	$ (2.16)